Long-term debt:	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Long-term debt:
Long-term debt:

Note F — Long-term debt:

Senior Secured Notes Financing

The Company entered into a Note Purchase Agreement dated October 2, 2013, pursuant to which the Company issued an aggregate of $66.0 million of notes due October 2, 2016 (the “Notes”) to certain of the Investors.  The Notes bear interest at the rate of 15.5% per annum, in cash, payable quarterly; provided, however, that interest for the first six months following the closing shall be paid 7.0% per annum in cash and 8.5% per annum in additional Notes.  The indebtedness under the Note Purchase Agreement is secured by substantially all of the assets of the Company, including a first priority lien over all of the assets of the Company, Cubic Asset and Cubic Asset Holding and a second priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holding. Under the Note Purchase Agreement as a liquidity covenant Cubic must maintain a $5,000,000 minimum cash balance through December 31, 2013 and, thereafter, $10,000,000 through October 2, 2016.

The Company allocated the proceeds from the issuance of the Notes to the Warrants and the Notes, based on their relative fair market values at the date of issuance. The value assigned to the Class A Warrants was $5,627,861 and the value assigned to the Class B Warrants was $1,479,825, both of which were recorded as an increase in additional paid-in capital relating to common stock. The assignment of a fair value to the Warrants resulted in a loan discount being recorded. The discount will be amortized over the original three-year term of the Notes as additional interest expense.  Amortization for the three and six months ended December 31, 2013 was $563,713. Because the Notes were issued on October 2, 2013, no amortization during the prior year periods was recorded.

Cubic incurred loan costs of $3,598,395 on the issuance of the Notes and Warrants. The amount allocable to the debt of $3,210,876 has been capitalized and will be amortized over the original term of the Notes. Amortization for the three and six months ended December 31, 2013 was $260,975. Because the Notes and the Warrants were issued on October 2, 2013, no amortization during the prior year periods was recorded.

Wells Fargo debt

On March 5, 2007, Cubic entered into a credit agreement with Wells Fargo Energy Capital, Inc. (“WFEC”) providing for a revolving credit facility of $20,000,000 (the “Revolving Note”) and a convertible term loan of $5,000,000 (the “Term Loan”; and together with the Revolving Note, the “Credit Facility”). Subsequently, the Revolving Note was increased to $40 million. The indebtedness bore interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on March 1, 2010, subsequently extended to October 2, 2013, and was secured by substantially all of the assets of the Company.

Contemporaneously with entering into the Note Purchase Agreement, the Company repaid the $5 million Term Loan payable to WFEC, and Cubic Louisiana assumed the remaining unpaid debt to WFEC, which amount was $20,865,110 as of that date.  That debt is reflected in a term loan bearing interest at the Wells Fargo Bank prime rate, plus 2%, per annum, due October 2, 2016. In the event that Cubic Louisiana does not have available cash to pay interest on the Credit Facility, accrued and unpaid interest will be paid in kind via an additional promissory note.  As part of the new credit agreement, WFEC is providing a revolving credit facility in the amount of up to $10,000,000, bearing interest at the same rate, with all advances under that revolving credit facility to be made in the sole discretion of WFEC. During the quarter ended December 31, 2013, the Company borrowed $4,015,826 under the revolving credit facility for two new natural gas wells to be drilled and completed by EXCO, leaving $5,984,174 available for future borrowing. Interest expense for the quarters ended December 31, 2013 and 2012 was $276,825 and $368,563, respectively, and for the six-months ended December 31, 2013 and 2012 it was $619,094 and $808,726, respectively.

December 2009 subordinated debt issue and refinancing

On December 18, 2009, the Company issued a subordinated promissory note (the “Wallen Note”) payable to Mr. Wallen, the Company’s Chairman of the Board and Chief Executive Officer, in the principal amount of $2,000,000 which was subordinated to all WFEC indebtedness. The Wallen Note bore interest at the prime rate plus one percent (1%), and originally provided for interest payable monthly. The proceeds of the Wallen Note were used to repay other indebtedness to the Company. The Wallen Note was converted into shares of Series B preferred stock on October 2, 2013.

In addition, an entity controlled by Mr. Wallen advanced the Company $2,000,000, as of June 30, 2013 to provide short-term working capital and an additional $2,500,000 during the quarter ended September 30, 2013 to fund additional deposits and fees paid for extensions needed to consummate the transactions that were consummated on October 2, 2013. The Company accrued costs associated with these advances totaling $896,667, which is included in interest expense for the quarter ended December 31, 2013. These advances along with the additional costs accrued were re-paid on October 2, 2013.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 with Mr. Wallen and Langtry (the “Conversion Agreement”).  Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B preferred stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A preferred stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B preferred stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of the Wallen Note and accrued interest.

Note E — Long-term debt:

March 2007 debt issue

On March 5, 2007, Cubic entered into a Credit Agreement with WFEC providing for a revolving credit facility of $20,000,000 (the “Revolving Note”) and a convertible term loan of $5,000,000 (the “Term Loan”; and together with the Revolving Note, the “Credit Facility”). The indebtedness bore interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on March 1, 2010, and was secured by substantially all of the assets of the Company.

The Term Loan of $5,000,000 is convertible into shares of Cubic common stock, as of June 30, 2013, at a conversion price of $0.9911 per share. Approximately $5,000,000 of the funded amount was used, together with cash on hand, to retire the Company’s previously outstanding senior debt that was due February 6, 2009.

In connection with entering into the Credit Facility, the Company issued to WFEC warrants, with five-year expirations, for the purchase of up to 2,500,000 shares of Company common stock. As of December 31, 2012, the exercise price was reduced to $0.20 per share, and the expiration date was extended to December 1, 2017.

On December 18, 2009, the Company entered into a Second Amendment to the Credit Agreement with WFEC, providing for a revolving credit facility of up to $40 million and a convertible term loan of $5 million (the “Amended Credit Agreement”). The borrowing base under the revolving credit facility was initially established at $25 million. The indebtedness bears interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on July 1, 2012 and was secured by substantially all of the assets of the Company. In connection with entering into the Amended Credit Agreement, the Company issued to WFEC additional warrants, originally scheduled to expire on December 1, 2014, for the purchase of up to 5,000,000 shares of Company common stock and extended the expiration date of warrants to purchase 2,500,000 shares of common stock that were previously issued to WFEC. As of December 31, 2012, the exercise price for each of those warrants was reduced to $0.20 per share, and the expiration date was extended to December 1, 2017.

In connection with entering into the Amended Credit Agreement, the Company allocated the proceeds from the issuance of the debt to the warrants, the debt and the beneficial conversion feature based on their fair market values at the date of issuance. The fair market value assigned to the extension of warrants to purchase 2,500,000 shares of Company common stock was $923,302 and the value assigned to the issuance of the warrant to purchase the additional 5,000,000 shares of Company common stock was $8,031,896, which was recorded as an increase in additional paid-in capital relating to common stock. The difference in the fair value of the Term Loan and the face amount of $1,877,494 was recorded as an extinguishment of debt, offset by the amount of unamortized deferred loan cost and discounts associated with the original debt of $129,871.  The beneficial conversion feature equaled $5,027,494, which was reduced to $3,122,506 based on the limitation to the fair value of debt. The assignment of a value to the warrants and beneficial conversion feature as well as the write-down of the Term Loan to the fair value resulted in a total loan discount in the amount of $13,955,198 being recorded. Amortization for the fiscal year ended June 30, 2012 was $5,515,769, at which time it was fully amortized, and was $5,500,699 for the fiscal year ended June 30, 2011.

In connection with the modification of the indebtedness pursuant to the Amended Credit Agreement, the Company recorded a gain on extinguishment of debt of $1,747,623.  Such amount includes the write-off of the unamortized deferred loan cost ($26,947), and the write-off of the remaining loan discount ($102,924).

Cubic incurred loan costs of $50,000 on the issuance of the debt and warrants. The amount was capitalized and allocated to the debt and was amortized over the original term of the debt. Amortization for the fiscal year ended June 30, 2012 was $19,762, at which time it was fully amortized, and was $19,708 for the fiscal year ended June 30, 2011.

On August 30, 2010, the Company entered into a Third Amendment to the Credit Agreement (the “Third Amendment”) with WFEC providing for an increase in the borrowing base for the Company’s revolving credit facility from $25 million to $30 million. The Company borrowed the full amount of the increase in the borrowing base. The indebtedness under the Credit Facility bore interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on July 1, 2012 and was secured by substantially all of the assets of the Company. In connection with entering into the Third Amendment, the Company issued to WFEC additional warrants, scheduled to expire on December 1, 2014, for the purchase of up to 1,000,000 shares of the Company’s common stock, originally at an exercise price of $1.00 per share. As of December 31, 2012, the exercise price was reduced to $0.20 per share. Loan discounts of $527,430 were recognized.

The Company allocated the proceeds from the issuance of the debt to the warrants and the debt. The value assigned to the warrants of $516,882 was recorded as an increase in additional paid-in-capital relating to common stock. The assignment of a value to the warrants resulted in a loan discount being recorded. The discount amortization is over the two-year term of the debt as additional interest expense. Amortization for the fiscal year ended June 30, 2012 was $287,689, at which time it was fully amortized, and was $239,741 for the fiscal year ended June 30, 2011.

Cubic incurred loan costs of $100,000 on the issuance of the debt and warrants. The amount allocable to the debt of $89,451 has been capitalized and was amortized over the term of the debt. Amortization for the fiscal year ended June 30, 2012 was $48,791, at which time it was fully amortized, and was $40,660 for the fiscal year ended June 30, 2011.

Effective December 31, 2012, the Company received an extension until March 31, 2013, of the due date of debt under the Credit Facility, including both the $5,000,000 Term Loan and the outstanding amounts of approximately $20,870,000 under the Revolving Note. The amendment, among other things, required that the Company pay a renewal fee/loan costs of $260,000. These fees were amortized during the quarter ended March 31, 2013. In connection with the amendment, warrants held by WFEC, which are convertible into 8.5 million shares of the Company’s common stock, were modified to provide for an exercise price of $0.20 per share and a termination date of December 1, 2017. The fair value assigned to the modification in exercise price on the warrants was $902,161 and was recorded as additional debt discount to be amortized over the remaining term. The discount was fully amortized during the year ended June 30, 2013.

The amendment also provided that if the Company did not consummate a substantive transaction involving the acquisition of leases and/or minerals with oil and/or NGL by March 31, 2013, the Company would be required to pay of an additional loan fee of $260,000, which amount was paid on March 31, 2013 and will be amortized over the remaining term of the debt. The amendment also provided that if the Term Loan and Revolving Note are not repaid by March 31, 2013, the Company would re-price the conversion price of the Term Loan to $0.20 per share. As part of the March 28, 2013 extension the re-pricing of the Term Loan was waived and extended to May 31, 2013.

On March 28, 2013, the Company received an extension until May 31, 2013, as to the due date of the debt under the Credit Facility, including both the $5,000,000 Term Loan and the outstanding amounts of approximately $20,870,000 under the Revolving Credit Facility, as well as the re-pricing of the conversion price of the Term Loan. As provided in the previous amendment the Company paid WFEC an additional loan fee of $260,000. However, if the Term Loan is not repaid by May 31, 2013 and the Company does not consummate the foregoing issuance of Common Stock, then the conversion price will be reduced to $0.20 per share. This agreement matured on May 31, 2013, without additional fees being paid or being re-priced to $0.20. We restructured this agreement as part of an overall capital refinancing of the Company following June 30, 2013. (see Note-L Subsequent Events).

December 2009 subordinated debt issue and refinancing

On December 18, 2009, the Company issued a subordinated promissory note payable to Calvin A. Wallen, III, (the “Wallen Note”) the Company’s Chairman of the Board and Chief Executive Officer, in the principal amount of $2,000,000 which is subordinated to all WFEC indebtedness. The Wallen Note bore interest at the prime rate plus one percent (1%), and originally provided for interest payable monthly. The Wallen Note was entered into with the consent of WFEC. The proceeds of the Wallen Note were used to repay other indebtedness to the Company. On March 28, 2013, the Company received an extension until June 1, 2013, as to the due date of its debt of $2,000,000 plus interest currently being accrued at 4.25% annually, under the Wallen Note. There was no consideration paid to Mr. Wallen in connection with this extension. This note was extended in conjunction with the extension of the Credit Facility (see Note-L Subsequent Events).

In addition an entity controlled by Mr. Wallen advanced the Company $2,000,000 during 2013 to provide short-term working capital. This advance was paid without interest pursuant to the series of transactions discussed in Note-L Subsequent Events.

Maturity of debt

Our debt to WFEC and the Wallen Note were current, as of June 30, 2013.

The Company recently entered into a Note Purchase Agreement dated October 2, 2013, pursuant to which the Company issued an aggregate of $66,000,000 of senior secured notes due October 2, 2016, to certain purchasers. Pursuant to the terms of the Credit Agreement with WFEC, the Company repaid the $5 million term loan payable to WFEC, and Cubic Louisiana assumed the remaining unpaid debt to WFEC, which amount was $20,865,110 as of that date.  That debt is reflected in a term loan bearing interest at the Wells Bank Bank prime rate, plus 2%, per annum. In the event that Cubic Louisiana does not have available cash to pay interest on the Credit Facility, accrued and unpaid interest will be paid in kind via an additional promissory note.  As part of the Credit Agreement, WFEC is providing a revolving credit facility in the amount of up to $10,000,000, bearing interest at the same rate, with all advances under that revolving credit facility to be made in the sole discretion of WFEC. As part of the Recent Transactions, the Company entered into a Call Option Structured Derivative that provided the Company approximately $35,000,000 and together with the proceeds from the issuance of the senior secured notes, a total of $101,000,000. These funds, net of amounts paid for the acquisition of the assets from Gastar, Navasota and Tauren, the repayment of the term loan payable to WFEC and various expenses relating to the Recent Transactions, are available for capital expenditures and working capital for operations.

Mr. Wallen was issued 2,115 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of a promissory note payable to Mr. Wallen in the principal amount of $2,000,000, plus $114,986 of accrued and unpaid interest.

	as of June 30,
Principal Amount Outstanding	2013	2012

Total long-term debt (including current portion)	$27,865,110	$37,000,000
Less current portion	27,865,110	37,000,000

Total long-term debt	$0	$0

Maturities of Debt

Fiscal 2013	$27,865,110
Fiscal 2014 and thereafter	101,000,000